CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 38,425	232,613	257,709
Short-term deposits	55,553	336,299	233,025
Term deposits, current portion			10,000
Available-for-sale securities	864	5,233	5,047
Accounts receivable, net	5,614	33,987	40,102
Deferred tax assets	599	3,628	2,571
Prepaid expenses and other current assets	3,914	23,695	44,583
Total current assets	104,969	635,455	593,037
Non-current assets:
Prepayments for property and equipment			74,240
Property and equipment, net	16,434	99,484	22,431
Intangible assets, net	706	4,275	4,569
Goodwill	130	789	789
Total assets	122,239	740,003	695,066
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB1,166 and RMB5,864 as of December 31, 2012 and 2013, respectively)	969	5,864	1,166
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB109,451 and RMB125,391 as of December 31, 2012 and 2013, respectively)	20,713	125,391	109,772
Accrued expenses and other current liabilities, current portion (including accrued expenses and other current liabilities, current portion, of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB19,749 and RMB34,843 as of December 31, 2012 and 2013, respectively)	6,544	39,615	23,458
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB 11,433 and RMB 20,606 as of December 31, 2012 and 2013, respectively)	3,671	22,226	12,483
Total current liabilities	31,897	193,096	146,879
Non-current liabilities:
Deferred revenue, non-current portion (including deferred revenue, non-current portion, of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB 801 and RMB 369 as of December 31, 2012 and 2013, respectively)	61	369	801
Accrued expenses and other current liabilities, non-current portion (including other non-current liabilities of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB nil and RMB2,730 as of December 31, 2012 and 2013, respectively)	451	2,730
Deferred tax liability	758	4,590
Total liabilities	33,167	200,785	147,680
Commitments and contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2012 and 2013; 48,130,944 shares issued and outstanding as of December 31, 2012; 49,030,944 shares issued and outstanding as of December 31, 2013)	58	349	343
Additional paid-in capital	83,661	506,458	536,173
Less: Treasury shares (2,748,339 and 4,145,729 shares at December 31, 2012 and 2013, respectively)	(15,049)	(91,100)	(58,003)
Statutory reserves	1,648	9,974	9,502
Retained earnings	20,873	126,367	63,183
Accumulated other comprehensive loss	(2,119)	(12,830)	(3,812)
Total shareholders' equity	89,072	539,218	547,386
Total liabilities and shareholders' equity	$ 122,239	740,003	695,066